Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of expenses

	Consolidated
	December 2024	December 2023
	$	$
Loss before income tax includes the following specific expenses:
Amortisation
Amortisation	934,710	934,705

Interest expense
Borrowings	10,033	39,257
Contingent consideration - Effective interest	223,035	220,484

	233,068	259,741

Superannuation expense
Defined contribution superannuation expense	26,738	48,730

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,138,052	1,793,896